Supplemental Cash Flow Information - Details of Changes in Working Capital and Other Items (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Changes In Working Capital And Other Items [abstract]
Trade and other receivables		$ (18)	$ 26
Prepaid expenses and other current assets		(65)	2
Payables, accruals and provisions		(78)	(144)
Deferred revenue		152	64
Income taxes	[1]	88	283
Other		(36)	(55)
Total		$ 43	$ 176

[1]	The 2024 period includes current tax liabilities that were recorded on the sale of LSEG shares (see note 9), for which the tax payments are included in investing activities.